Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets Subject to Amortization

Intangible assets subject to amortization as of December 31, 2018 and September 30, 2019 consisted of the following (in thousands):

	December 31, 2018
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Acquired developed technology	$20,000	$(6,636)	$13,364
Purchased intellectual property	325	(63)	262

Balance at December 31, 2018	$20,325	$(6,699)	$13,626

	September 30, 2019
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(unaudited)
Acquired developed technology	$20,000	$(7,882)	$12,118
Purchased intellectual property	325	(87)	238

Balance at September 30, 2019	$20,325	$(7,969)	$12,356

Intangible assets subject to amortization as of the dates presented consist of the following (in thousands):

	December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Acquired developed technology	$20,000	$(4,969)	$15,031
Purchased intellectual property	325	(31)	294

Balance at December 31, 2017	$20,325	$(5,000)	$15,325

	December 31, 2018
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Acquired developed technology	$20,000	$(6,636)	$13,364
Purchased intellectual property	325	(63)	262

Balance at December 31, 2018	$20,325	$(6,699)	$13,626

Schedule of Future Amortization Expense for Intangible Assets

As of September 30, 2019, expected future amortization expense for intangible assets was as follows (in thousands) (unaudited):

2019	$428
2020	1,698
2021	1,698
2022	1,698
2023	1,698
Thereafter	5,136

Total future amortization expense	$12,356